Debt including Capital Lease Obligations - Asset-Based Lending Facility (Details) (USD $)	0 Months Ended	12 Months Ended
	Feb. 05, 2013	Dec. 31, 2014	Dec. 31, 2013	Feb. 28, 2013
2013 ABL Facility
Line of Credit Facility [Line Items]
2013 ABL Facility term	5 years
2013 ABL Facility maturity period prior to maturity of the Convertible Senior Notes		60 days
2013 ABL Facility maximum borrowing capacity		$ 150,000,000
Line of Credit Facility, Covenant Terms		25
2013 ABL Facility | LIBOR
Line of Credit Facility [Line Items]
Variable rate basis		LIBOR
Basis spread on variable rate		2.75%
Weighted average interest rate		2.92%
2013 ABL Facility | LIBOR | Minimum
Line of Credit Facility [Line Items]
Basis spread on variable rate		1.75%
2013 ABL Facility | LIBOR | Maximum
Line of Credit Facility [Line Items]
Basis spread on variable rate		2.25%
2013 ABL Facility | Base Rate
Line of Credit Facility [Line Items]
Variable rate basis		Base Rate
2013 ABL Facility | Base Rate | Minimum
Line of Credit Facility [Line Items]
Basis spread on variable rate		0.25%
2013 ABL Facility | Base Rate | Maximum
Line of Credit Facility [Line Items]
Basis spread on variable rate		0.75%
2013 ABL Term Loan
Line of Credit Facility [Line Items]
2013 ABL Facility maximum borrowing capacity		7,500,000.0
2013 ABL Term Loan periodic payment		2,000,000
2013 ABL Term Loan | LIBOR
Line of Credit Facility [Line Items]
Variable rate basis		LIBOR
2013 ABL Term Loan | LIBOR | Minimum
Line of Credit Facility [Line Items]
Basis spread on variable rate		2.75%
2013 ABL Term Loan | LIBOR | Maximum
Line of Credit Facility [Line Items]
Basis spread on variable rate		3.25%
2013 ABL Term Loan | Base Rate
Line of Credit Facility [Line Items]
Variable rate basis		Base Rate
2013 ABL Term Loan | Base Rate | Minimum
Line of Credit Facility [Line Items]
Basis spread on variable rate		1.25%
2013 ABL Term Loan | Base Rate | Maximum
Line of Credit Facility [Line Items]
Basis spread on variable rate		1.75%
2013 ABL Revolver
Line of Credit Facility [Line Items]
Remaining borrowing capacity of the 2013 ABL Facility		79,000,000
2013 ABL Fixed Asset Sub-Line | LIBOR
Line of Credit Facility [Line Items]
Variable rate basis		LIBOR
2013 ABL Fixed Asset Sub-Line | LIBOR | Minimum
Line of Credit Facility [Line Items]
Basis spread on variable rate		2.25%
2013 ABL Fixed Asset Sub-Line | LIBOR | Maximum
Line of Credit Facility [Line Items]
Basis spread on variable rate		2.75%
2013 ABL Fixed Asset Sub-Line | Base Rate
Line of Credit Facility [Line Items]
Variable rate basis		Base Rate
2013 ABL Fixed Asset Sub-Line | Base Rate | Minimum
Line of Credit Facility [Line Items]
Basis spread on variable rate		0.75%
2013 ABL Fixed Asset Sub-Line | Base Rate | Maximum
Line of Credit Facility [Line Items]
Basis spread on variable rate		1.25%
2013 ABL Facility Letters of Credit
Line of Credit Facility [Line Items]
2013 ABL amount used to support letters of credit		$ 25,000,000
fixed charge coverage ratio [Domain] | 2013 ABL Facility
Line of Credit Facility [Line Items]
Line of Credit Facility, Covenant Terms		20
Senior Notes [Member] | 7.875% Senior Secured Notes due 2021
Line of Credit Facility [Line Items]
Stated interest rate on debt instrument	7.875%	7.875%	7.875%	7.875%